Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2016
CASH AND CASH EQUIVALENTS [Abstract]
Schedule of cash and cash equivalents

	December 31, 2016	December 31, 2015
Cash on hand and at banks	$ 65,179	$ 24,776
Short-term deposits	3	56,731

Total cash and cash equivalents	$ 65,182	$ 81,507